LONG-TERM DEBT, NET	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
6.	LONG-TERM DEBT, NET

Long-term debt, net consisted of the following:

	September 30,	December 31,
	2016	2015
Studio City Project Facility (net of unamortized deferred financing costs of $32,948 and $51,845 as of September 30, 2016 and December 31, 2015, respectively)	$1,223,871	$1,243,844
2013 Senior Notes (net of unamortized deferred financing costs of $55,452 and $63,486 as of September 30, 2016 and December 31, 2015, respectively)	944,548	936,514
Studio City Notes (net of unamortized deferred financing costs of $13,218 and $15,129 as of September 30, 2016 and December 31, 2015, respectively)	811,782	809,871
2015 Credit Facilities (net of unamortized deferred financing costs of $10,473 and $12,399 as of September 30, 2016 and December 31, 2015, respectively)	479,533	488,886
Philippine Notes (net of unamortized deferred financing costs of $3,491 and $4,614 as of September 30, 2016 and December 31, 2015, respectively)	307,345	313,412
Aircraft Term Loan	18,092	22,705

	3,785,171	3,815,232
Current portion of long-term debt (net of unamortized deferred financing costs of $2,765 and $3,669 as of September 30, 2016 and December 31, 2015, respectively)	(117,393)	(102,836)

	$3,667,778	$3,712,396

During the nine months ended September 30, 2016, there is no significant change to the terms of the long-term debt as disclosed in the Company’s audited consolidated financial statements as of December 31, 2015, except for the following:

2015 Credit Facilities

During the nine months ended September 30, 2016, the Group repaid HK$87,750,000 (equivalent to $11,279) of the term loan facility under the 2015 Credit Facilities according to the quarterly amortization schedule. As of September 30, 2016, the entire revolving credit facility under the 2015 credit facilities of HK$9,750,000,000 (equivalent to $1,250,000 based on exchange rate on transaction date) remains available for future drawdown.

Studio City Project Facility

During the nine months ended September 30, 2016, the Group repaid HK$302,413,800 (equivalent to $38,870) of the term loan facility under the Studio City Project Facility according to the quarterly amortization schedule. As of September 30, 2016, the entire revolving credit facility under the Studio City Project Facility of HK$775,420,000 (equivalent to $99,668) remains available for future drawdown, subject to satisfaction of certain conditions precedent.

On November 30, 2016, the term loan facility under the Studio City Project Facility was repaid in full through the net proceeds from the issuance of senior secured notes and cash on hand, as described in Note 15. Accordingly, $84,518 of the current portion of long-term debt (net of unamortized deferred financing costs) was refinanced on a long-term basis and has been excluded from current liabilities as of September 30, 2016. The remaining current portion of long-term debt (net of unamortized deferred financing costs) of $66,889 as of September 30, 2016 represented the obligation that settled with cash on hand.

Philippine Credit Facility

The Philippine Credit Facility availability period was extended from August 31, 2016 to November 29, 2016 in September 2016 and further extended to February 28, 2017 in December 2016.

Total interest on long-term debt consisted of the following:

	Nine Months Ended September 30,
	2016	2015
Interest for Studio City Notes	$52,594	$52,594
Interest for Studio City Project Facility	46,274	45,930
Interest for 2013 Senior Notes	37,500	37,500
Interest for Philippine Notes	14,934	15,580
Interest for 2015 Credit Facilities	5,735	2,557
Interest for Aircraft Term Loan	550	630
Interest for 2011 Credit Facilities	—	3,768

	157,587	158,559
Interest capitalized	(21,162)	(113,881)

	$136,425	$44,678

During the nine months ended September 30, 2016 and 2015, the Group’s average borrowing rates were approximately 5.31% and 5.41% per annum, respectively.